Document and Entity Information	Jan. 26, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Air Products & Chemicals, Inc.
Amendment Flag	false
Entity Central Index Key	0000002969
Document Type	8-K
Document Period End Date	Jan. 26, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	1940 Air Products Boulevard
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18106-5500
City Area Code	(610)
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
M 1.000 Euro Notes Due 20253 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Euro Notes due 2025
Trading Symbol	APD25
Security Exchange Name	NYSE
M 0.500 Euro Notes Due 20281 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Euro Notes due 2028
Trading Symbol	APD28
Security Exchange Name	NYSE
M 0.800 Euro Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Euro Notes due 2032
Trading Symbol	APD32
Security Exchange Name	NYSE